Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Feb. 28, 2009 Gulf Pointe [Member]	Sep. 30, 2008 Gulf Pointe [Member]	Dec. 31, 2012 Gulf Pointe [Member]	Jul. 31, 2012 Gulf Pointe [Member]	Feb. 09, 2009 Gulf Pointe [Member]	Dec. 31, 2012 Executive Vice President [Member]	Dec. 31, 2011 Executive Vice President [Member]
Related Party Transaction [Line Items]
Fees for consulting work performed								$ 207,500	$ 198,334
Corporate bonus								80,000	55,000
Cash bonus								30.00%
Target cash bonus								150.00%
Lease finance obligations				130,000
Sale/leaseback				130,000			118,000
Lease term			30 months	30 months
Monthly lease payments			4,690	5,155
Common stock warrants issued to Gulf Pointe Capital, LLC		450,000		32,475			83,333
Annual compensation								250,000
Exercise price		1.24		1.08			0.75
Warrants Period			5 years	5 years
Warrants value				11,000
Lease option to purchase the equipment					13,039	16,887
Maximum size of the facility							250,000
Related Party Transactions (Textual) [Abstract]
Retainer Compensation		180,000
Increased Retainer Compensation	210,000
Issuance of stock for warrants		$ 262,000
Related Party Transaction, Description of Transaction		The Consulting Agreement has an initial term from May 3, 2011 through April 30, 2013, which initial term automatically renews for additional one year periods unless either party provides notice of termination at least three months prior to the expiration of the initial term or any renewal term. In addition, the Company has the right to terminate the Consulting Agreement by giving written notice to the Consultant year prior to the effective date of termination. The Consultant has the right to terminate the Consulting Agreement by giving written notice to the Company three months prior to the proposed termination date, provided, however, the Consultant is required to provide an additional three months of transition services to the Company upon reasonable request by the Company.